Note 3 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Note 3 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2014	2013
Real estate - residential mortgage:
One to four family units	$97,900,814	$93,797,650
Multi-family	33,785,959	46,188,434
Real estate - construction	36,784,584	43,266,130
Real estate - commercial	215,605,054	179,079,433
Commercial loans	92,114,216	92,721,783
Consumer and other loans	17,246,437	17,303,392
Total loans	493,437,064	472,356,822
Less:
Allowance for loan losses	(6,588,597)	(7,801,600)
Deferred loan fees/costs, net	(261,831)	(175,368)
Net loans	$486,586,636	$464,379,854

Past Due Financing Receivables [Table Text Block]
As of December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$113	$428	$279	$820	$97,081	$97,901	$-
Multi-family	-	-	-	-	33,786	33,786	-
Real estate - construction	-	-	-	-	36,785	36,785	-
Real estate - commercial	-	-	-	-	215,605	215,605	-
Commercial loans	-	-	227	227	91,887	92,114	-
Consumer and other loans	23	35	-	58	17,188	17,246	-
Total	$136	$463	$506	$1,105	$492,332	$493,437	$-
As of December 31, 2013
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$246	$337	$-	$583	$93,215	$93,798	$-
Multi-family	-	-	-	-	46,188	46,188	-
Real estate - construction	-	-	536	536	42,730	43,266	-
Real estate - commercial	-	-	2,604	2,604	176,476	179,080	-
Commercial loans	-	2	3,628	3,630	89,092	92,722	-
Consumer and other loans	19	-	63	82	17,221	17,303	-
Total	$265	$339	$6,831	$7,435	$464,922	$472,357	$-

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31,
	2014	2013
Real estate - residential mortgage:
One to four family units	$911,240	$815,746
Multi-family	-	-
Real estate - construction	2,892,772	4,529,410
Real estate - commercial	459,823	3,663,166
Commercial loans	1,026,772	6,776,230
Consumer and other loans	-	63,027
Total	$5,290,607	$15,847,579

Allowance for Credit Losses on Financing Receivables [Table Text Block]
As of December 31, 2014
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Balance, beginning of year	$2,387	$2,059	$997	$209	$1,519	$272	$359	$7,802
Provision charged to expense	(651)	(157)	21	(82)	2,388	14	(258)	$1,275
Losses charged off	(411)	(9)	(127)	-	(2,018)	(150)	-	$(2,715)
Recoveries	5	99	9	-	65	49	-	$227
Balance, end of year	$1,330	$1,992	$900	$127	$1,954	$185	$101	$6,589
Ending balance: individually evaluated for impairment	$376	$158	$36	$-	$203	$12	$-	$785
Ending balance: collectively evaluated for impairment	$954	$1,834	$864	$127	$1,751	$173	$101	$5,804
Loans:
Ending balance: individually evaluated for impairment	$2,893	$460	$847	$-	$1,027	$801	$-	$6,028
Ending balance: collectively evaluated for impairment	$33,892	$215,145	$97,054	$33,786	$91,087	$16,445	$-	$487,409
As of December 31, 2013
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Balance, beginning of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Provision charged to expense	691	(181)	(203)	(75)	988	125	205	$1,550
Losses charged off	(879)	(277)	(139)	-	(1,268)	(164)	-	$(2,727)
Recoveries	50	-	23	-	110	56	-	$239
Balance, end of year	$2,387	$2,059	$997	$209	$1,519	$272	$359	$7,802
Ending balance: individually evaluated for impairment	$890	$-	$8	$-	$601	$102	$-	$1,601
Ending balance: collectively evaluated for impairment	$1,497	$2,059	$989	$209	$918	$170	$359	$6,201
Loans:
Ending balance: individually evaluated for impairment	$4,530	$3,663	$886	$-	$6,776	$316	$-	$16,171
Ending balance: collectively evaluated for impairment	$38,736	$175,417	$92,912	$46,188	$85,946	$16,987	$-	$456,186
As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Balance, beginning of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Provision charged to expense	1,324	683	(179)	(106)	5,090	(81)	(781)	$5,950
Losses charged off	(1,335)	(985)	(265)	-	(5,547)	(73)	-	$(8,205)
Recoveries	28	94	25	-	198	37	-	$382
Balance, end of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Ending balance: individually evaluated for impairment	$438	$350	$90	$-	$441	$48	$-	$1,367
Ending balance: collectively evaluated for impairment	$2,087	$2,167	$1,226	$284	$1,248	$207	$154	$7,373
Loans:
Ending balance: individually evaluated for impairment	$6,275	$5,673	$2,360	$-	$2,555	$414	$-	$17,277
Ending balance: collectively evaluated for impairment	$42,642	$162,088	$97,022	$46,405	$92,672	$16,303	$-	$457,132

Impaired Financing Receivables [Table Text Block]
As of December 31, 2014
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$632	$632	$-	$692	$2
Multi-family	-	-	-	35	-
Real estate - construction	74	74	-	84	-
Real estate - commercial	-	-	-	204	-
Commercial loans	341	341	-	1,924	198
Consumer and other loans	-	-	-	-	-
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$279	$279	$36	$322	$-
Multi-family	-	-	-	-	-
Real estate - construction	2,819	4,074	376	3,554	-
Real estate - commercial	460	460	158	441	-
Commercial loans	685	988	203	1,175	-
Consumer and other loans	91	91	12	234	-
Total
Real estate - residential mortgage:
One to four family units	$911	$911	$36	$1,014	$2
Multi-family	-	-	-	35	-
Real estate - construction	2,893	4,148	376	3,638	-
Real estate - commercial	460	460	158	645	-
Commercial loans	1,026	1,329	203	3,099	198
Consumer and other loans	91	91	12	234	-
Total	$5,381	$6,939	$785	$8,665	$200
As of December 31, 2013
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized

	(In Thousands)

Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$620	$620	$-	$1,908	$5
Multi-family	-	-	-	-	-
Real estate - construction	96	96	-	3,086	-
Real estate - commercial	3,663	3,663	-	4,310	40
Commercial loans	2,327	2,462	-	1,030	1
Consumer and other loans	-	-	-	91	-
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$267	$267	$8	$286	$-
Multi-family	-	-	-	-	-
Real estate - construction	4,433	5,484	890	2,606	-
Real estate - commercial	-	-	-	561	-
Commercial loans	4,449	5,148	601	3,047	-
Consumer and other loans	316	316	102	319	-
Total
Real estate - residential mortgage:
One to four family units	$887	$887	$8	$2,194	$5
Multi-family	-	-	-	-	-
Real estate - construction	4,529	5,580	890	5,692	-
Real estate - commercial	3,663	3,663	-	4,871	40
Commercial loans	6,776	7,610	601	4,077	1
Consumer and other loans	316	316	102	410	-
Total	$16,171	$18,056	$1,601	$17,244	$46

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	2014

	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	1	$287,500	$287,500
Multi-family	-	-	-
Real estate - construction	-	-	-
Real estate - commercial	-	-	-
Commercial loans	2	831,026	831,026
Consumer and other loans	-	-	-
Total	3	$1,118,526	$1,118,526
	2013

	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	2	$662,598	$662,598
Multi-family	-	-	-
Real estate - construction	1	73,845	73,845
Real estate - commercial	2	3,275,179	3,297,014
Commercial loans	3	2,889,923	3,114,327
Consumer and other loans	-	-	-
Total	8	$6,901,545	$7,147,784

Financing Receivable Credit Quality Indicators [Table Text Block]
As of December 31, 2014
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$27,370	$207,311	$94,129	$33,786	$78,197	$17,015	$457,808
Special Mention	6,522	5,076	2,501	-	10,273	-	24,372
Substandard	2,893	2,758	1,271	-	3,644	231	10,797
Doubtful	-	460	-	-	-	-	460
Total	$36,785	$215,605	$97,901	$33,786	$92,114	$17,246	$493,437
As of December 31, 2013
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$31,433	$169,135	$83,341	$45,768	$78,622	$16,743	$425,042
Special Mention	7,253	4,721	8,954	420	9,161	107	30,616
Substandard	683	5,224	1,503	-	2,738	453	10,601
Doubtful	3,897	-	-	-	2,201	-	6,098
Total	$43,266	$179,080	$93,798	$46,188	$92,722	$17,303	$472,357

Modification Type [Member]
Note 3 - Loans and Allowance for Loan Losses (Tables) [Line Items]
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	2014
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$-	$-	$287,500	$287,500
Multi-family	-	-	-	-
Real estate - construction	-	-	-	-
Real estate - commercial	-	-	-	-
Commercial loans	-	-	831,026	831,026
Consumer and other loans	-	-	-	-
Total	$-	$-	$1,118,526	$1,118,526
	2013
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$417,070	$-	$245,528	$662,598
Multi-family	-	-	-	-
Real estate - construction	-	73,845	-	73,845
Real estate - commercial	-	-	3,297,014	3,297,014
Commercial loans	-	-	3,114,327	3,114,327
Consumer and other loans	-	-	-	-
Total	$417,070	$73,845	$6,656,869	$7,147,784